JPMorgan Healthcare Leaders ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Belgium — 1.2%
UCB SA	495	96,304
Canada — 0.3%
Xenon Pharmaceuticals, Inc. *	576	23,028
Denmark — 2.9%
Ascendis Pharma A/S, ADR *	194	25,348
Novo Nordisk A/S, Class B	2,466	208,191
Zealand Pharma A/S *	17	1,728
		235,267
Germany — 1.7%
Fresenius SE & Co. KGaA *	2,328	89,082
Sartorius AG (Preference)	187	53,963
		143,045
Japan — 3.9%
Daiichi Sankyo Co. Ltd.	3,300	92,005
Hoya Corp.	1,000	134,286
Terumo Corp.	4,800	90,115
		316,406
Netherlands — 1.5%
Argenx SE *	187	123,446
Switzerland — 2.4%
Lonza Group AG (Registered)	218	138,232
Sonova Holding AG (Registered)	176	61,404
		199,636
United Kingdom — 4.7%
AstraZeneca plc	2,745	385,331
United States — 80.5%
AbbVie, Inc.	2,227	409,545
Agilent Technologies, Inc.	850	128,792
Agios Pharmaceuticals, Inc. *	1,046	35,972
Amgen, Inc.	190	54,230
Apellis Pharmaceuticals, Inc. *	697	20,220
Biohaven Ltd. *	866	33,124
Blueprint Medicines Corp. *	494	55,590
Boston Scientific Corp. *	3,356	343,520
Bristol-Myers Squibb Co.	5,110	301,234
Cooper Cos., Inc. (The) *	849	81,971
Danaher Corp.	222	49,448
Dexcom, Inc. *	941	81,707
Eli Lilly & Co.	929	753,493
Exact Sciences Corp. *	1,031	57,788
Halozyme Therapeutics, Inc. *	1,049	59,415
HCA Healthcare, Inc.	330	108,870
Illumina, Inc. *	530	70,352
Intra-Cellular Therapies, Inc. *	399	50,705
Intuitive Surgical, Inc. *	430	245,908

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
IQVIA Holdings, Inc. *	496	99,875
Johnson & Johnson	3,093	470,600
McKesson Corp.	396	235,521
Medtronic plc	3,295	299,252
Merck & Co., Inc.	136	13,440
Natera, Inc. *	324	57,322
Regeneron Pharmaceuticals, Inc. *	261	175,648
Revolution Medicines, Inc. *	797	34,231
Roche Holding AG	489	153,728
Sanofi SA	2,724	296,050
Sarepta Therapeutics, Inc. *	365	41,508
Stryker Corp.	735	287,598
Thermo Fisher Scientific, Inc.	648	387,342
Twist Bioscience Corp. *	810	42,420
UnitedHealth Group, Inc.	1,256	681,367
Veeva Systems, Inc., Class A *	537	125,261
Vertex Pharmaceuticals, Inc. *	516	238,227
		6,581,274
Total Common Stocks (Cost $7,178,616)		8,103,737
Total Investments — 99.1% (Cost $7,178,616)		8,103,737
Other Assets in Excess of Liabilities — 0.9%		69,612
NET ASSETS — 100.0%		8,173,349

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	34.8%
Health Care Equipment & Supplies	20.1
Biotechnology	18.4
Health Care Providers & Services	13.8
Life Sciences Tools & Services	11.4
Health Care Technology	1.5

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$96,304	$—	$96,304
Canada	23,028	—	—	23,028
Denmark	25,348	209,919	—	235,267
Germany	—	143,045	—	143,045
Japan	—	316,406	—	316,406
Netherlands	—	123,446	—	123,446
Switzerland	—	199,636	—	199,636
United Kingdom	—	385,331	—	385,331

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$6,131,496	$449,778	$—	$6,581,274
Total Common Stocks	6,179,872	1,923,865	—	8,103,737
Total Investments in Securities	$6,179,872	$1,923,865	$—	$8,103,737
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	$—	$664,995	$664,995	$—	$—	$—	—	$116	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.